                                                                    OMB APPROVAL
                                                           OMB Number: 3235-0570
                                                       Expires: October 31, 2006
                                                        Estimated average burden
                                                      hours per response....19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-00620
                                    ---------------
                  AMF Large Cap Equity Institutional Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       3435 Stelzer Rd. Columbus, OH         43219
--------------------------------------------------------------------------------
               (Address of principal executive offices)    (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
          (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                   -------------
Date of fiscal year end:   December 31, 2004
                        --------------------

Date of reporting period:  June 30, 2004
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

INVESTMENT ADVISER
Shay Assets Management, Inc.
655 Third Avenue, Suite 816
New York, New York 10017

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606

ADMINISTRATOR, TRANSFER AGENT,
REGISTRAR AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
100 Church Street
New York, New York 10286

LEGAL COUNSEL
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004

INDEPENDENT AUDITORS
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

This report is submitted for the general information of shareholders of the AMF Large Cap Equity Institutional
Fund, Inc., but may also be used as sales literature when preceded or accompanied by the current prospectus.
An investor should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund's prospectus. To obtain a prospectus, please call 1-800-527-3713. Please read the prospectus carefully before investing.

Asset Management Fund
Large Cap
Equity
Institutional Fund, Inc.

Semi-Annual Report
To Shareholders
June 30, 2004

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (93.1%)

 SHARES/
PRINCIPAL                                           VALUE
---------                                           -----
            ADVERTISING (3.1%)
   46,000   Omnicom Group, Inc. ...............  $  3,490,940
                                                 ------------
            AEROSPACE/DEFENSE (3.0%)
   33,500   General Dynamics Corp. ............     3,326,550
                                                 ------------
            AUTOMOTIVE (3.6%)
   65,000   Harley-Davidson, Inc. .............     4,026,100
                                                 ------------
            BEVERAGES (7.5%)
   65,000   Anheuser Busch Companies, Inc. ....     3,510,000
   95,000   Coca-Cola Co. .....................     4,795,600
                                                 ------------
                                                    8,305,600
                                                 ------------
            BUILDING PRODUCTS (3.5%)
  110,000   Home Depot, Inc. ..................     3,872,000
                                                 ------------
            BUSINESS EQUIPMENT & SERVICES
              (3.2%)
   75,000   Cintas Corp. ......................     3,575,250
                                                 ------------
            COMPUTER SOFTWARE & SERVICES
              (10.0%)
   95,000   Automatic Data Processing, Inc. ...     3,978,600
   80,000   First Data Corp. ..................     3,561,600
  120,000   Microsoft Corp. ...................     3,427,200
                                                 ------------
                                                   10,967,400
                                                 ------------
            CONSUMER NON-DURABLE (3.4%)
   70,000   Procter & Gamble Co. ..............     3,810,800
                                                 ------------
            DISTRIBUTOR-CONSUMER PRODUCTS
              (2.9%)
   90,000   Sysco Corp. .......................     3,228,300
                                                 ------------

 SHARES/
PRINCIPAL                                           VALUE
---------                                           -----
            DIVERSIFIED MANUFACTURING (6.8%)
  130,000   General Electric Co. ..............  $  4,212,000
   35,000   Illinois Tool Works, Inc. .........     3,356,150
                                                 ------------
                                                    7,568,150
                                                 ------------
            FINANCIAL SERVICES (6.3%)
   65,000   American Express Co. ..............     3,339,700
   75,000   State Street Corp. ................     3,678,000
                                                 ------------
                                                    7,017,700
                                                 ------------
            FOOD PROCESSING (3.7%)
   65,000   Wm. Wrigley Jr., Co. ..............     4,098,250
                                                 ------------
            HEALTH CARE (3.8%)
   75,000   Johnson & Johnson..................     4,177,500
                                                 ------------
            INSURANCE (4.0%)
       50   Berkshire Hathaway, Inc. (a).......     4,447,500
                                                 ------------
            MEDICAL -- WHOLESALE DRUG
              DISTRIBUTION (3.0%)
   47,000   Cardinal Health, Inc. .............     3,292,350
                                                 ------------
            OIL & GAS (3.0%)
   75,000   Exxon Mobil Corp. .................     3,330,750
                                                 ------------
            PERSONAL CARE (2.5%)
   65,000   Gillette Co. ......................     2,756,000
                                                 ------------
            PHARMACEUTICALS (9.8%)
   85,000   Abbott Laboratories................     3,464,600
   70,000   Merck & Co., Inc. .................     3,325,000
  120,000   Pfizer, Inc. ......................     4,113,600
                                                 ------------
                                                   10,903,200
                                                 ------------
            PUBLISHING (3.4%)
   45,000   Gannett Co., Inc. .................     3,818,250
                                                 ------------

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JUNE 30, 2004
(UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 SHARES/
PRINCIPAL                                           VALUE
---------                                           -----
            RESTAURANTS (3.0%)
   95,000   Wendy's International, Inc. .......  $  3,309,800
                                                 ------------
            RETAIL (3.6%)
   75,000   Wal-Mart Stores, Inc. .............     3,957,000
                                                 ------------
            Total Common Stocks
              (Cost $77,863,609)...............   103,279,390
                                                 ------------
CASH EQUIVALENTS (3.4%)
            MONEY MARKET MUTUAL FUND (3.4%)
3,783,514   Vanguard Admiral Money Market
              Fund.............................     3,783,514
                                                 ------------
            Total Cash Equivalents
              (Cost $3,783,514)................     3,783,514
                                                 ------------

             Total Investments
               (Cost $81,647,123) (b)....   96.5%  $107,062,904
             Other assets in excess of
               liabilities...............    3.5%     3,922,784
                                                   ------------
             Net Assets..................  100.0%  $110,985,688
                                                   ============
                                                      VALUE
                                                   ------------

(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

    Unrealized appreciation...................    $27,693,684
    Unrealized depreciation...................     (2,277,903)
                                                  -----------
    Net unrealized appreciation...............    $25,415,781
                                                  ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 2

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                JUNE 30, 2004
                                                                -------------
ASSETS:
Investment in securities, at value (Cost $81,647,123).......    $107,062,904
Cash........................................................          48,118
Dividends and interest receivable...........................         171,317
Receivable for investments sold.............................       4,169,194
Prepaid expenses............................................           7,304
                                                                ------------
  Total Assets..............................................     111,458,837
                                                                ------------

LIABILITIES:
Payable for investments purchased...........................         353,287
Adviser fee payable.........................................          66,196
Accounting fee payable......................................             244
Transfer agent fee payable..................................           5,759
Other accrued expenses payable..............................          47,663
                                                                ------------
  Total Liabilities.........................................         473,149
                                                                ------------

NET ASSETS, applicable to 691,924 shares of $1.00 par value
  stock, 2,000,000 shares authorized........................    $110,985,688
                                                                ============

NET ASSETS:
Capital.....................................................    $ 82,885,212
Accumulated net investment income...........................          40,487
Accumulated net realized gains from investment
  transactions..............................................       2,644,208
Unrealized appreciation from investments....................      25,415,781
                                                                ------------
NET ASSETS..................................................    $110,985,688
                                                                ============

Net Asset Value, offering and redemption price per share
  ($110,985,688/691,924 shares).............................    $     160.40
                                                                ============

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2004
                                                                ----------------
INVESTMENT INCOME:
  Dividends.................................................       $  742,340
  Interest..................................................              631
                                                                   ----------
     Total investment income................................          742,971
                                                                   ----------
EXPENSES:
  Investment Adviser........................................          397,221
  Administration............................................           54,580
  Directors.................................................           84,264
  Transfer Agent............................................           11,925
  Legal.....................................................           37,568
  Insurance.................................................           25,413
  Audit.....................................................           11,230
  Custodian.................................................            7,582
  Miscellaneous.............................................           18,979
                                                                   ----------
     Total expenses.........................................          648,762
                                                                   ----------
     Net investment income..................................           94,209
                                                                   ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains from investment transactions.............        2,644,208
Change in unrealized appreciation/depreciation from
  investments...............................................        1,049,506
                                                                   ----------
Net realized/unrealized gains from investments..............        3,693,714
                                                                   ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............       $3,787,923
                                                                   ==========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 4

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED         YEAR ENDED
                                                               JUNE 30, 2004        DECEMBER 31, 2003
                                                              ----------------      -----------------
                                                                (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
  Net investment income.....................................    $     94,209          $    139,099
  Net realized gains from investment transactions...........       2,644,208             1,105,875
  Change in unrealized appreciation/depreciation from
     investments............................................       1,049,506            15,246,961
                                                                ------------          ------------
Change in net assets resulting from operations..............       3,787,923            16,491,935
                                                                ------------          ------------
Distributions to Shareholders:
  Net investment income.....................................         (53,722)             (139,356)
  Net realized gains from investment transactions...........              --              (473,259)
  Return of capital.........................................              --                   (24)
                                                                ------------          ------------
Total distributions to shareholders.........................         (53,722)             (612,639)
                                                                ------------          ------------
Capital Transactions:
  Change in net assets from capital share transactions (See
     Note 3)................................................        (671,585)            1,172,522
                                                                ------------          ------------
  Change in net assets......................................       3,062,616            17,051,818
NET ASSETS:
  Beginning of period.......................................     107,923,072            90,871,254
                                                                ------------          ------------
  End of period.............................................    $110,985,688          $107,923,072
                                                                ============          ============
Accumulated net investment income...........................    $     40,487                    --

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Selected Data for Each Share of Capital Stock
Outstanding throughout Each Period

                                         SIX MONTHS
                                            ENDED                        YEAR ENDED DECEMBER 31,
                                          JUNE 30,      ---------------------------------------------------------
                                            2004          2003       2002        2001        2000          1999
                                         ----------       ----       ----        ----        ----          ----
                                         (UNAUDITED)
NET ASSET VALUE, beginning of period....  $ 155.03      $ 132.74    $162.97    $ 179.39    $ 186.39      $ 195.75
                                          --------      --------    -------    --------    --------      --------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income.................      0.14          0.20       0.31        0.27        0.93          1.05
  Net realized and unrealized gains
    (losses) from investments...........      5.31         22.97     (26.71)      (7.21)       6.38         11.12
                                          --------      --------    -------    --------    --------      --------
    Total from investment operations....      5.45         23.17     (26.40)      (6.94)       7.31         12.17
                                          --------      --------    -------    --------    --------      --------

DISTRIBUTIONS:
  Net investment income.................     (0.08)        (0.20)     (0.31)      (0.27)      (0.93)        (1.06)
  Net realized gains from investment
    transactions........................        --         (0.68)     (3.52)      (9.21)     (13.38)       (20.47)
  Return of capital.....................        --            --(1)      --          --(1)       --(1)         --(1)
                                          --------      --------    -------    --------    --------      --------
    Total distributions.................     (0.08)        (0.88)     (3.83)      (9.48)     (14.31)       (21.53)
                                          --------      --------    -------    --------    --------      --------
Change in net asset value...............      5.37         22.29     (30.23)     (16.42)      (7.00)        (9.36)
                                          --------      --------    -------    --------    --------      --------
NET ASSET VALUE, end of period..........  $ 160.40      $ 155.03    $132.74    $ 162.97    $ 179.39      $ 186.39
                                          ========      ========    =======    ========    ========      ========
Total return............................      3.52%(2)     17.48%    (16.19)%     (3.90)%      4.07%         6.51%
Ratio of net expenses to average net
  assets................................      1.19%(3)      1.32%      1.23%       1.24%       1.13%         1.00%
Ratio of net investment income to
  average net assets....................      0.17%(3)      0.14%      0.20%       0.16%       0.52%         0.52%
Portfolio turnover rate.................         8%           22%        17%         21%         21%           20%
NET ASSETS, end of period (000's).......  $110,986      $107,923    $90,871    $107,324    $117,284      $114,967

--------------------------------------------------------------------------------

(1) Distributions per share were less than $0.005.

(2) Not annualized.

(3) Annualized.

See Accompanying Notes to Financial Statements.
 6

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
(UNAUDITED)

The AMF Large Cap Equity Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was incorporated under the laws of the State of New York on October 29, 1952. The primary investment objective of the Fund is to achieve capital appreciation for its shareholders. The objective of income is secondary.

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A--Security Valuation--Securities traded on national exchanges are valued at the closing prices or, in the case of over-the-counter securities, at the mean between closing bid and asked prices as of 4:00 pm eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Board of Directors.

B--Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date, dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The discount and premium on securities purchased are amortized over the life of the respected security. The specific identification method is used in the determination of realized gains and losses on the sale of securities.

C--Dividends to Shareholders--Dividends from net investment income are declared and paid quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for tax purposes are reported as returns of capital.

D--Federal Income Taxes--No provision has been made for Federal income tax, since it is the intention of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of subchapter M of the Internal Revenue Code, and to distribute all of its ordinary taxable income and net capital gains to its shareholders.

E--Management Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004
(UNAUDITED)

NOTE 2--FEES

Shay Assets Management, Inc. (the "Investment Adviser") is the investment adviser to the Fund. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"), which is controlled by Rodger D. Shay, Sr., a Vice President of the Fund. The Investment Adviser receives fees from the Fund, computed at an annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses, and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets for any fiscal year during the term of the Fund's agreement with the Investment Adviser. This limitation did not result in any waiver of the Investment Adviser's fees during the six months ended June 30, 2004.

Shay Financial Services, Inc. (the "Distributor") is the distributor for the Fund. The Distributor is also a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, Sr., a Vice President of the Fund. The Distributor receives no compensation for its distribution services. BISYS Fund Services Ohio, Inc., a subsidiary of The BISYS Group, Inc., serves the Fund as administrator and transfer agent (the "Administrator", the "Transfer Agent"). As compensation for its administrative services, the Fund pays the Administrator a fee computed at an annual rate based on the Fund's average daily net assets, plus out-of-pocket expenses. As compensation for its services as transfer agent, the Fund pays the Transfer Agent a minimum monthly fee plus out-of-pocket expenses.

NOTE 3--CAPITAL STOCK

At June 30, 2004, there were 2,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively, were as follows:

                                                                    SHARES                  AMOUNT
                                                               -----------------    -----------------------
                                                                2004      2003        2004          2003
                                                               ------    -------    ---------    ----------
Shares sold................................................       471     38,796    $  75,000    $5,300,000
Shares issued in reinvestment of dividends.................       318      3,739       50,715       560,138
                                                               ------    -------    ---------    ----------
                                                                  789     42,535      125,715     5,860,138
Shares redeemed............................................    (5,000)   (30,997)    (797,300)   (4,687,616)
                                                               ------    -------    ---------    ----------
Net increase/(decrease)....................................    (4,211)    11,538    $(671,585)   $1,172,522
                                                               ======    =======    =========    ==========

NOTE 4--PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, exclusive of short-term investments, for the six months ended June 30, 2004, were $8,646,272 and $11,166,946 respectively.

--------------------------------------------------------------------------------
 8

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004
(UNAUDITED)

NOTE 5--PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30, 2004, is available without charge, upon request, by calling 800-527-3713; and on the Securities and Exchange Commission's website at http://www.sec.gov.

NOTE 6--QUARTERLY PORTFOLIO HOLDINGS

A copy of the Fund's quarterly portfolio holdings for the quarter ending September 30, 2004 will be available without charge on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
JUNE 30, 2004
SHAREHOLDERS VOTING RESULTS (UNAUDITED):

The annual Meeting of Shareholders of the Asset Management Fund Large Cap Equity Institutional Fund, Inc., was held on April 22, 2004, at which the shareholders voted on two proposals. The proposals and the results of the voting are set forth below.

A--Election of Directors--The first proposal concerned the election of three directors to serve a term of office of three years each:

                                                                                            % OF           % OF
                                                                                           SHARES         SHARES
                                                              EXPIRATION                   PRESENT      OUTSTANDING
                                                               OF TERM      VOTES FOR     VOTED FOR       VOTING
                                                              ----------    ---------    -----------    -----------
James R. Coyle............................................       2007        667,288        100%            96%
Joseph R. Ficalora........................................       2007        667,288        100%            96%
Charles M. Sprock.........................................       2007        667,288        100%            96%

In addition, Messrs. Ralph F. Brouty, Robert P. Capone, Chris C. Gagas, Michael
R. Kallet, Stephen J. Kelly, Robert E. Kernan, Jr., William A. McKenna, Jr., Clifford M. Miller, Vincent F. Palagiano, continue as members of the Board of Directors.

B--Ratification of Independent Auditors--The second proposal concerned the ratification of the selection of Ernst & Young LLP as Independent Auditors of the Fund for the fiscal year ending December 31, 2004. The results of the voting for the proposal were 667,288 for, 0 against, and 0 abstaining. The percentage of shares present voted for the proposal was 100%. The percentage of shares outstanding voting was 96%.

--------------------------------------------------------------------------------
 10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY
INSTITUTIONAL FUND, INC.

OFFICERS

JOSEPH R. FICALORA
  President

RODGER D. SHAY, SR.
  Vice President and
  Assistant Secretary

JOHN J. MCCABE
  Vice President

TRENT STATCZAR
  Treasurer

JAMES R. COYLE
  Vice President

EDWARD E. SAMMONS, JR.
  Vice President and
  Secretary

MARK F. TRAUTMAN
  Vice President

ALAINA V. METZ
  Assistant Secretary and
  Assistant Treasurer

BOARD OF DIRECTORS

RALPH F. BROUTY
ROBERT P. CAPONE
JAMES R. COYLE
JOSEPH R. FICALORA
CHRIS C. GAGAS
MICHAEL R. KALLET
STEPHEN J. KELLY
ROBERT E. KERNAN, JR.
WILLIAM A. MCKENNA, JR.
CLIFFORD M. MILLER
VINCENT F. PALAGIANO
CHARLES M. SPROCK

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ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


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                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I -- Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to
Section 12 of the Exchange Act (15 U.S.C. 78l).

NOT APPLICABLE.



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ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

{NOTE -- THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant's board of directors, where the registrant's most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.







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                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Asset Management Fund
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By (Signature and Title)*  /s/ Trent M. Statczar    Trent M. Statczar, Treasurer
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Date     08/31/04
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Trent M. Statczar    Trent M. Statczar, Treasurer
                         -------------------------------------------------------

Date     08/31/04
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By (Signature and Title) /s/ Joseph R. Ficalora   Joseph R. Ficalora., President
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Date     09/03/04
    ---------------------------------------------